LONGTERM DEBT (Details 1)	Jan. 03, 2021 USD ($)
LONG TERM DEBT
1/2/2022	$ 245,306
12/31/2023	256,655
12/29/2024	423,345
12/28/2025	270,561
1/3/2027	283,104
Thereafter	1,759,523
Total	$ 3,238,494